Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
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Trade Payables and Other Current Liabilities

(€‘000)	As at December 31,
	2022	2021
Total Trade payables	4 752	6 611
Social security	94	332
Payroll accruals	1 294	1 798
Onerous contracts - current liabilities	2 113	388
Other current grant liabilities	889	1 096
Other current liabilities	710	2 338

Total Other current liabilities	5 100	5 952

Total Trade payables and other current liabilities	9 852	12 563